Financing Receivables (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Impaired client loan receivables
Recorded Investment	$ 172	$ 328
Related Allowance	123	187
Average Recorded Investment	232
Interest Income Recognized	3
Interest Income Recognized on Cash Basis	0
Major Markets
Impaired client loan receivables
Recorded Investment	110	196
Related Allowance	70	119
Average Recorded Investment	142
Interest Income Recognized	2
Interest Income Recognized on Cash Basis	0
Growth Markets
Impaired client loan receivables
Recorded Investment	62	132
Related Allowance	53	68
Average Recorded Investment	90
Interest Income Recognized	0
Interest Income Recognized on Cash Basis	$ 0